Consolidated Income Statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue	$ 25,832	$ 21,298
Cost of sales	(10,963)	(9,097)
Gross profit	14,869	12,201
Distribution expenses	(2,791)	(2,401)
Sales and marketing expenses	(3,532)	(3,278)
Administrative expenses	(2,247)	(1,578)
Other operating income/(expenses)	470	158
COVID-19 costs	(54)	(78)
Restructuring	(97)	(60)
Business and asset disposal (including impairment losses)	14	(154)
Acquisition costs business combinations	(6)	(4)
Zenzele Kabili costs	(73)
Impairment of goodwill		(2,500)
Profit from operations	6,551	2,306
Finance cost	(3,191)	(5,835)
Finance income	845	243
Net finance income/(cost)	(2,346)	(5,592)
Share of result of associates and joint ventures	100	33
Profit/(loss) before tax	4,305	(3,253)
Income tax expense	(1,231)	(492)
Profit/(loss) from continuing operations	3,074	(3,744)
Profit from discontinued operations	0	2,055
Profit/(loss) of the period	3,074	(1,688)
Profit/(loss) from continuing operations attributable to:
Equity holders of AB InBev	2,458	(3,955)
Non-controlling interest	616	211
Profit/(loss) of the period attributable to:
Equity holders of AB InBev	2,458	(1,900)
Non-controlling interest	$ 616	$ 211
Basic earnings per share	$ 1.23	$ (0.95)
Diluted earnings per share	1.20	(0.95)
Basic earnings per share from continuing operations	1.23	(1.98)
Diluted earnings per share from continuing operations	$ 1.20	$ (1.98)